UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 1, 2018 to November 30, 2018

Commission File Number of issuing entity:	333-224689-01
Central Index Key Number of issuing entity:	0001724789

Synchrony Card Issuance Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-224689
Central Index Key Number of depositor:	0001724786

Synchrony Card Funding, LLC
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

82-3295851 (Synchrony Card Funding, LLC) 32-649512 (Synchrony Card Issuance Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Bank
777 Long Ridge Rd
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
SynchronySeries Class A Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

Trust Performance
	Nov 2018	Oct 2018	Sep 2018	3-Month Avg
Gross Trust Yield	25.88%	25.38%	25.14%	25.47%
Gross Charge-Off Rate	3.56%	3.42%	2.73%	3.23%
Net Charge Off Rate	3.04%	2.93%	2.36%	2.77%
SynchronySeries Excess Spread Percentage	17.79%	17.43%	6.23%	13.81%
Payment Rate	20.30%	20.44%	20.28%	20.34%

Delinquency Data
1-29 Days Delinquent	2.63%	2.62%	2.74%	2.66%
30-59 Days Delinquent	0.85%	0.87%	0.83%	0.85%
60-89 Days Delinquent	0.68%	0.66%	0.61%	0.65%
90-119 Days Delinquent	0.58%	0.55%	0.37%	0.50%
120-149 Days Delinquent	0.51%	0.35%	0.26%	0.37%
150-179 Days Delinquent	0.30%	0.22%	0.21%	0.24%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$5.4	$5.4	$5.4	$5.4

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2017	2018
January	N/A	29
February	N/A	28
March	N/A	25
April	N/A	30
May	N/A	28
June	N/A	26
July	N/A	30
August	N/A	28
September	N/A	28
October	N/A	29
November	N/A	27
December	28	28

A.	Composition of Trust Portfolio

The following tables summarize the trust portfolio by various criteria as of October 31, 2018 for each of the program partners included in the trust portfolio.

Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding.

For purposes of the tables in this section:

• Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

• Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated. The total number of accounts disclosed in this Form 10-D as of any date and used for purposes of calculating the statistical information presented below includes certain accounts that have been closed due to the related credit card or cards being lost or stolen or the account being subject to fraudulent activity.

Composition by Program Partner of the Trust Portfolio

Program Partner	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Sam’s Club Dual Card	$1,389,942,682	24.9%	892,975	19.1%
Lowe’s Private Label Credit Card	1,200,490,197	21.5%	1,091,440	23.4%
Gap Family Dual Card[1]	1,108,111,526	19.8%	971,874	20.8%
TJX Dual Card	739,121,358	13.2%	946,129	20.3%
PayPal Dual Card	481,984,498	8.6%	278,686	6.0%
BP Dual Card	324,523,380	5.8%	249,703	5.3%
JCPenney Dual Card	270,952,381	4.9%	173,896	3.7%
Dick’s Sporting Goods Dual Card	70,476,009	1.3%	65,491	1.4%
Total	$5,585,602,032	100.0%	4,670,194	100.0%

1 Old Navy Dual Card, Gap Dual Card and Banana Republic Dual Card, which are affiliated retailers

Composition by Account Balance Range of the Trust Portfolio

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(5,404,198)	-0.1%	57,603	1.2%
No Balance	-	0.0%	1,227,604	26.3%
$0.01-$500.00	261,830,293	4.7%	1,382,386	29.6%
$500.01-$1,000.00	355,449,433	6.4%	489,287	10.5%
$1,000.01-$2,000.00	821,053,442	14.7%	558,011	11.9%
$2,000.01-$3,000.00	813,932,124	14.6%	331,157	7.1%
$3,000.01-$4,000.00	690,291,636	12.4%	198,749	4.3%
$4,000.01-$5,000.00	649,172,610	11.6%	144,727	3.1%
$5,000.01-$6,000.00	594,669,262	10.6%	108,415	2.3%
$6,000.01-$7,000.00	410,638,966	7.4%	63,538	1.4%
$7,000.01-$8,000.00	327,205,735	5.9%	43,786	0.9%
$8,000.01-$9,000.00	213,823,251	3.8%	25,263	0.5%
$9,000.01-$10,000.00	179,246,223	3.2%	18,886	0.4%
$10,000.01-$15,000.00	196,722,312	3.5%	16,983	0.4%
$15,000.01-$20,000.00	39,847,597	0.7%	2,358	0.1%
$20,000.01 or more	37,123,347	0.7%	1,441	0.0%
Total	$5,585,602,032	100.0%	4,670,194	100.0%

Composition by Credit Limit Range of the Trust Portfolio

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$0.01-$500.00	$22,737,512	0.4%	124,706	2.7%
$500.01-$1,000.00	55,172,344	1.0%	131,502	2.8%
$1,000.01-$2,000.00	298,994,947	5.4%	478,426	10.2%
$2,000.01-$3,000.00	435,020,988	7.8%	563,629	12.1%
$3,000.01-$4,000.00	399,518,747	7.2%	497,893	10.7%
$4,000.01-$5,000.00	516,845,893	9.3%	458,241	9.8%
$5,000.01-$6,000.00	631,920,944	11.3%	396,544	8.5%
$6,000.01-$7,000.00	440,488,850	7.9%	306,476	6.6%
$7,000.01-$8,000.00	655,455,770	11.7%	399,734	8.6%
$8,000.01-$9,000.00	376,087,684	6.7%	259,267	5.6%
$9,000.01-$10,000.00	781,196,097	14.0%	439,529	9.4%
$10,000.01-$20,000.00	862,290,537	15.4%	581,820	12.5%
$20,000.01 or more	109,871,718	2.0%	32,427	0.7%
Total	$5,585,602,032	100.0%	4,670,194	100.0%

Composition by Account Age Range of the Trust Portfolio

Account Age Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$-	0.0%	-	0.0%
6 Months to 12 Months	140,587,948	2.5%	154,701	3.3%
Over 12 Months to 24 Months	798,928,657	14.3%	915,173	19.6%
Over 24 Months to 36 Months	1,311,189,931	23.5%	957,477	20.5%
Over 36 Months to 48 Months	823,556,689	14.7%	669,245	14.3%
Over 48 Months to 60 Months	890,536,098	15.9%	658,772	14.1%
Over 60 Months to 72 Months	619,165,637	11.1%	466,197	10.0%
Over 72 Months to 84 Months	290,007,755	5.2%	247,150	5.3%
Over 84 Months to 96 Months	177,003,339	3.2%	143,361	3.1%
Over 96 Months to 108 Months	102,137,081	1.8%	78,765	1.7%
Over 108 Months to 120 Months	40,700,928	0.7%	43,524	0.9%
Over 120 Months	391,787,971	7.0%	335,829	7.2%
Total	$5,585,602,032	100.0%	4,670,194	100.0%

Except for the applicable states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total receivables balances, as applicable, as of October 31, 2018 for each of the program partners included in the trust portfolio. Since the largest number of cardholders (based on billing addresses) whose accounts are designated for the trust portfolio were in the five states listed below, adverse economic conditions affecting cardholders residing in those areas could affect timely payment by the related cardholders of amounts due on the accounts and, accordingly, the rate of delinquencies and losses for the trust portfolio.

Composition by Billing Address of the Trust Portfolio

Billing Address	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
California	$473,063,633	8.5%	433,106	9.3%
Texas	$453,170,942	8.1%	338,502	7.2%
Florida	$398,847,838	7.1%	335,644	7.2%
New York	$355,583,090	6.4%	330,066	7.1%
Pennsylvania	$281,374,833	5.0%	251,226	5.4%
Other	$3,623,561,698	64.9%	2,981,650	63.8%
Total	$5,585,602,032	100.0%	4,670,194	100.0%

Composition by Delinquency Status of the Trust Portfolio

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$5,292,189,928	94.7%	4,551,323	97.5%
1 – 29 Days	$146,107,775	2.6%	71,037	1.5%
30 – 59 Days	$48,434,877	0.9%	17,312	0.4%
60 – 89 Days	$36,953,532	0.7%	11,777	0.3%
90 – 119 Days	$30,451,644	0.5%	9,664	0.2%
120 – 149 Days	$19,337,434	0.3%	5,736	0.1%
150 or More Days	$12,126,844	0.2%	3,345	0.1%
Total	$5,585,602,032	100.0%	4,670,194	100.0%

Composition by FICO® Credit Score

A FICO® credit score is a measurement derived from a proprietary credit scoring method owned by Fair, Isaac & Company to determine the likelihood that credit users will pay their credit obligations in accordance with the terms of their accounts. Although Fair, Isaac & Company discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience) and level of utilization of available credit. FICO® credit scores range from 300 to 850, and a borrower with a higher score is statistically expected to be less likely to default in payment than a borrower with a lower score. FICO® credit scores for any one individual may be determined by up to three independent credit bureaus. In determining whether to grant credit to a potential account holder, the bank uses a FICO® credit score as reported by one of the three major credit bureaus. Therefore, certain FICO® credit scores for an individual account holder based upon information collected by other credit bureaus could be different from the FICO® credit score used by the bank.

FICO® credit scores are based on independent, third-party information, the accuracy of which we cannot verify. FICO® credit scores were not developed specifically for use in connection with credit card accounts, but for consumer credit products in general. The bank does not use standardized credit scores, such as a FICO® credit score, alone to determine the credit limit or other terms that are approved or applied on an account. Rather, each application is scored based on the applicant’s credit bureau report using industry and proprietary credit models and bankruptcy scorecards.

FICO® credit scores of an individual may change over time, depending on the conduct of the individual, including the individual’s usage of his or her available credit, and changes in credit score technology used by Fair, Isaac & Company. To the extent available, FICO® credit scores are generally obtained at origination of the account and at least quarterly thereafter. Because the composition of the accounts designated for the trust may change over time, this table is not necessarily indicative of FICO® credit scores at origination of the accounts or the composition of the accounts in the trust at any specific time thereafter.

The following table reflects receivables as of October 31, 2018, and the composition of accounts by FICO® credit score as most recently refreshed:

Composition by FICO® Credit Score Range of the Trust Portfolio

FICO® Credit Score Range(1)	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
No Score	$7,982,914	0.1%
Less than or equal to 599	243,058,583	4.4%
600-659	695,119,210	12.4%
660-719	2,189,923,247	39.2%
720 and above	2,449,518,078	43.9%
Total	$5,585,602,032	100.0%

(1)	FICO® is a federally registered trademark of Fair, Isaac & Company.

B.	Receivables Performance

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any monthly period for the ten months ended October 31, 2018 in each case calculated as a percentage of the principal receivables outstanding as of the first day of each monthly period during the period indicated. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates

Ten Months Ended October 31, 2018
Lowest Month	18.17%
Highest Month	22.76%
Monthly Average	20.55%

The Payment Status table in this section shows the average for all billing cycles in the period indicated of the payments made on the receivables that fall within each of the following categories: (1) less than minimum payment, (2) minimum payment, (3) greater than minimum payment, but less than full payment and (4) full payment or greater than full payment. For any billing cycle, the percentage of payments in each category is calculated by dividing the number of accounts with payments in that category by the total amount of all accounts that were required to make payments on the receivables.

Payment Status

Percentage of Accounts
Ten Months Ended October 31, 2018
Less than Minimum Payment	6.82%
Minimum Payment	14.27%
Greater than Minimum Payment, Less than Full Payment	41.28%
Full Payment or Greater than Full Payment	37.63%

The following tables set forth the aggregate delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. We cannot assure you that the future delinquency and loss experience for the trust portfolio will be similar to the historical experience set forth below.

Loss Experience
(Dollars in Thousands)

	Ten Months Ended October 31,
	2018
Average Principal Receivables Outstanding	$4,047,806
Gross Principal Charge-Offs	$73,274
Gross Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)		2.17%
Less: Recoveries	$9,896
Net Principal Charge-Offs	$63,378
Net Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)		1.88%
Gross Charge-Off Accounts	26,579
Average Accounts Outstanding	3,506,246
Gross Charge-Offs as a Percentage of Average Accounts Outstanding (Annualized)		0.91%

Receivables Delinquency Experience
(Dollars in Thousands)

	As of October 31,
	2018
	Receivables	Percentage of Receivables Outstanding
Receivables Outstanding	$5,585,602
Receivables Delinquent:
30-59 Days	48,435	0.87%
60-89 Days	36,954	0.66%
90-119 Days	30,452	0.55%
120-149 Days	19,337	0.35%
150-179 Days	12,127	0.22%
180 or More Days	0	0.00%
Total	$147,304	2.64%

Balance Reductions

The accounts in the trust portfolio may have balance reductions granted for a number of reasons, including merchandise refunds, returns, and fraudulent charges. For the eleven months ended October 31, 2018, the average monthly balance reduction rate for the approved portfolio of accounts attributable to such returns and fraud was 1.35%.

The net revenues collected from finance charges and fees related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. Fees include late fees, pay by phone fees, over limit fees, balance transfer fees, cash advance fees and returned check fees. We cannot assure you that the future revenue experience for the receivables in the trust portfolio will remain similar to the historical experience set forth below.

Revenue Experience
(Dollars in Thousands)

Ten Months Ended October 31,
2018
Average Principal Receivables Outstanding	$4,047,806
Collected Finance Charges and Fees	$773,344
Collected Finance Charges and Fees as a Percentage of Average Principal Receivables Outstanding (Annualized)	22.93%

C.	Compliance with Underwriting Criteria

The information set forth under the headings “Review of Pool Asset Disclosure” and “Compliance with Underwriting Criteria” in the Prospectus, dated as of September 19, 2018 (and filed on September 20, 2018) (the “Prospectus”) has not materially changed. The following information supplements such previously filed information:

•	We have reviewed the credit line decisions made by the Credit Solutions group that were identified by the bank’s surveillance team between January 1, 2016 and October 31, 2018 for credit line decisions relating to the Retail Card platform that were exceptions to the underwriting guidelines disclosed in the Prospectus. Some of these credit line decisions were granted at or under the designated maximum level permitted by the operating procedures, however such accounts were found to deviate from the disclosed underwriting guidelines for the sole reason that they lacked requisite manager pre-approval. The remainder of the exceptions were determined to be exceptions because the credit lines were found to be above the maximum level permitted by the operating procedures for those accounts. Based on our review, the number of credit line decisions for which exceptions were identified represents less than 0.10% of all accounts for which credit was granted during such time period.

D.	Repurchase of Receivables

No assets securitized by Synchrony Card Funding, LLC (the “Securitizer”) and held by Synchrony Card Issuance Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period November 1, 2018 through November 30, 2018. The most recent Form ABS-15G filed by the Securitizer was filed on February 12, 2018. The CIK number of the Securitizer is 0001724786.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information.

ITEM 2 – Legal Proceedings.

Citibank, N.A. (“Citibank”), not in its individual capacity but solely as owner trustee, has provided the following information to Synchrony Card Funding, LLC for inclusion in this Form 10-D:

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939 (the “Trust Indenture Act”), breach of contract, breach of fiduciary duty and negligence based on Citibank's alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the United States District Court for the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs' original state court action. On September 8, 2015, the federal court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. Subsequently, plaintiffs voluntarily dismissed all claims with respect to two of the three trusts. On April 7, 2017, Citibank filed a motion for summary judgment. Plaintiffs filed its consolidated opposition brief and cross motion for partial summary judgment on May 22, 2017. Briefing on those motions was completed on August 4, 2017. On March 22, 2018, the court granted Citibank’s motion for summary judgment in its entirety, denied plaintiffs’ motion for summary judgment and ordered the clerk to close the case. On April 20, 2018, plaintiffs filed a notice of appeal. Plaintiffs’ opening brief was filed on August 3, 2018. Citibank filed its opposition on November 2, 2018. Plaintiffs filed their reply on November 16, 2018.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee. This case includes the 24 trusts previously dismissed in the federal action, and one additional trust. The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York's Streit Act (the “Streit Act”). Following oral argument on Citibank's motion to dismiss, Plaintiffs filed an amended complaint on August 5, 2016. On June 27, 2017, the state court issued a decision, dismissing the Event of Default claims, mortgage-file-related claims, the fiduciary duty claims, and the conflict of interest claims. The decision sustained certain breach of contract claims including the claim alleging discovery of breaches of representations and warranties, a claim related to robo-signing, and the implied covenant of good faith claim. Citibank appealed the lower court's decision, and on January 16, 2018, the Appellate Division, First Department, dismissed the claims related to robo-signing and the implied covenant of good faith, but allowed plaintiffs' claim alleging discovery of breaches of representations and warranties to proceed.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a failed financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank jointly briefed a motion to dismiss with The Bank of New York Mellon and U.S. Bank, N.A., entities that have also been sued by FDIC in their capacity as trustee, and these cases have been consolidated in front of Judge Carter. On September 30, 2016, the Court granted the motion to dismiss without prejudice for lack of subject matter jurisdiction. On October 14, 2016, FDIC filed a motion for reargument or relief from judgment from the Court's dismissal order. On July 11, 2017, Judge Carter ruled on the motion for reconsideration regarding his dismissal of the action. He denied reconsideration of his decision on standing, but granted leave to amend the complaint by October 9, 2017. The FDIC subsequently requested an extension of time to file its amended complaint, which was granted. The FDIC filed its amended complaint on December 8, 2017. Defendants jointly filed a motion to dismiss the amended complaint on March 13, 2018. On April 18, 2018, plaintiffs filed a notice of appeal. Defendants filed their joint reply on May 3, 2018.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits.

(a)   The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description

99.1	SynchronySeries Monthly Statement

(b)   See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Synchrony Card Funding, LLC, as depositor

Dated: December 17, 2018	By:	/s/ Andrew Lee
	Name:	Andrew Lee
	Title:	Vice President